FAIR VALUE MEASUREMENTS - Schedule of company's assets that are measured at fair value on a recurring basis (Details) - Level 1 [Member] - CIK 0001822935 Healthcare Capital Corp	Dec. 31, 2021 USD ($)
Assets:
Marketable securities held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 275,016,417
Public Warrants [Member]
Liabilities:
Warrant liability	6,737,500
Private Placement Warrants [Member]
Liabilities:
Warrant liability	$ 3,400,000